Short-Term Bank Credit And Loans (Tables)	12 Months Ended
Dec. 31, 2016
Short-term Debt [Abstract]
Schedule Of Short-Term Bank Credit And Loans

	Interest %	December 31,
		2016	2015
Short-term bank credit and loans	Libor + 1.3%	$5,027	$—
		$5,027	$—